Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill Beginning balance	$ 5,864	$ 5,713
Total intangible assets Beginning balance	4,233	4,127
Goodwill Additions/ disposals	(6)	(65)
Total intangible assets Additions/ Disposals	393	145
Effect of changes in foreign exchange rates	(115)	216
Goodwill Ending balance	5,743	5,864
Total goodwill and intangible assets Beginning balance	10,097	9,840
Total goodwill and intangible assets Additions/ Disposals	387	80
Amortization expense	271	255
Effect of changes in foreign exchange rates	(123)	432
Effect of changes in foreign exchange rates - Total intangible assets	(238)	216
Total goodwill and intangible assets Ending balance	9,975	10,097
Total intangible assets Ending balance	4,232	4,233
Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	868	989
Total intangible assets Additions/ Disposals	6	(133)
Amortization expense	44	48
Effect of changes in foreign exchange rates - Total intangible assets	(29)	60
Total intangible assets Ending balance	801	868
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	860	899
Total intangible assets Additions/ Disposals	(2)
Amortization expense	54	55
Effect of changes in foreign exchange rates - Total intangible assets	(9)	16
Total intangible assets Ending balance	795	860
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	821	661
Total intangible assets Additions/ Disposals	357	275
Amortization expense	168	147
Effect of changes in foreign exchange rates - Total intangible assets	(19)	32
Total intangible assets Ending balance	991	821
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	67	70
Amortization expense	5	5
Effect of changes in foreign exchange rates - Total intangible assets	(1)	2
Total intangible assets Ending balance	61	67
Finite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	2,616	2,619
Total intangible assets Additions/ Disposals	361	142
Amortization expense	271	255
Effect of changes in foreign exchange rates - Total intangible assets	(58)	110
Total intangible assets Ending balance	2,648	2,616
Brand [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	819	753
Effect of changes in foreign exchange rates - Total intangible assets	(40)	66
Total intangible assets Ending balance	779	819
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	798	755
Total intangible assets Additions/ Disposals	32	3
Effect of changes in foreign exchange rates - Total intangible assets	(25)	40
Total intangible assets Ending balance	805	798
Indefinite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	1,617	1,508
Total intangible assets Additions/ Disposals	32	3
Effect of changes in foreign exchange rates - Total intangible assets	(65)	106
Total intangible assets Ending balance	$ 1,584	$ 1,617